Fees Summary	Jun. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,402,830.02
Total Fee Amount	11,103.63
Total Offset Amount	0.00
Net Fee	$ 11,103.63
Offering Table N/A
Offset Table N/A	N/A